Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Operating Leases
Right-of-use asset	$ 1,516	$ 1,516	$ 1,799
Lease liability	1,516	1,516
Operating lease payments	$ 200	$ 300
Weighted average discount rate (as a percent)	4.80%	4.80%
Weighted average remaining lease term	2 years 6 months	2 years 6 months
Partnership's lease liabilities from leased-in equipment
2020 (excluding the six months ended June 30, 2020)	$ 322	$ 322
2021	644	644
2022	644	644
Total	1,610	1,610
Less imputed interest	94	94
Carrying value of operating lease liabilities	$ 1,516	$ 1,516